Annual Fund Operating Expenses (Vanguard Emerging Markets Government Bond Index Fu)	0 Months Ended
May 14, 2013
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.35%
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.30%
12b-1 Distribution Fee	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%
Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.30%
Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.35%